Annual Total Returns - Fidelity Managed Retirement 2015 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-16 - Fidelity Managed Retirement 2015 Fund - Fidelity Advisor Managed Retirement 2015 Fund-Class A
Aug. 03, 2022
Bar Chart Table:
Annual Return 2011	(1.46%)
Annual Return 2012	11.97%
Annual Return 2013	16.30%
Annual Return 2014	5.50%
Annual Return 2015	(0.31%)
Annual Return 2016	6.77%
Annual Return 2017	11.76%
Annual Return 2018	(3.90%)
Annual Return 2019	14.14%
Annual Return 2020	10.61%